Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share
in € THOUS, except share and per share data
	2024	2023	2022
Numerator:
Net income attributable to shareholders of FME AG	537,913	498,997	673,405
Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,246,430
Potentially dilutive shares	—	—	—
Basic earnings per share	1.83	1.70	2.30
Diluted earnings per share	1.83	1.70	2.30